Intangible assets_Details of intangible assets (Details) $ in Thousands	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 844,110,000,000	$ 730,515	₩ 597,520,000,000	₩ 518,599,000,000	₩ 483,739,000,000
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,942,576,000,000		1,546,687,000,000
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(1,069,220,000,000)		(945,602,000,000)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(29,246,000,000)		(3,565,000,000)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	350,682,000,000		153,602,000,000	108,707,000,000	124,803,000,000
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	350,682,000,000		153,602,000,000
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	35,832,000,000		29,727,000,000	40,672,000,000	35,477,000,000
Software | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	174,132,000,000		156,109,000,000
Software | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(138,300,000,000)		(126,382,000,000)
Software | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	692,000,000		562,000,000	539,000,000	313,000,000
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,576,000,000		1,258,000,000
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(884,000,000)		(696,000,000)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	225,193,000,000		240,320,000,000	77,241,000,000	70,697,000,000
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	517,224,000,000		469,226,000,000
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(292,031,000,000)		(228,906,000,000)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	198,315,000,000		139,297,000,000	117,546,000,000	164,364,000,000
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	862,313,000,000		729,052,000,000
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(638,005,000,000)		(589,618,000,000)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(25,993,000,000)		(137,000,000)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	29,330,000,000		23,597,000,000	20,685,000,000	20,086,000,000
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	32,583,000,000		27,025,000,000
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(3,253,000,000)		(3,428,000,000)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	4,066,000,000		10,415,000,000	₩ 153,209,000,000	₩ 67,999,000,000
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	4,066,000,000		10,415,000,000
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 0		₩ 0